Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Income (loss) before income taxes
Domestic									$ (76.7)	$ 44.6	$ (65.6)
Foreign									33.1	1.0	6.3
Income (Loss) before income taxes									(43.6)	45.6	(59.3)
Federal:
Current										(0.1)	(0.4)
Deferred									0.6	1.4	0.4
Total federal income tax expense									0.6	1.3
State:
Current									0.2	0.1	(0.1)
Deferred									0.1	0.2
Total state and local income tax expense									0.3	0.3	(0.1)
Foreign:
Current									16.1	11.6	7.1
Deferred									(5.0)	(39.2)	(4.5)
Total foreign income tax expense									11.1	(27.6)	2.6
Total income tax expense (benefit)	2.5	3.1	3.0	3.4	3.0	(32.1)	5.2	(2.1)	12.0	(26.0)	2.5
Reconciliation of the Company's income tax expense (benefit) at the federal statutory rate to the income tax expense
Income tax (benefit) expense computed at federal statutory rate									(15.2)	15.9	(20.8)
Foreign rate differential									(3.8)	(1.0)	(1.0)
Valuation allowance									23.7	(44.0)	24.1
Reversal of previously accrued taxes									(1.5)	(6.1)	(1.3)
Withholding tax									0.2	1.6	1.0
Tax credits									(1.2)		(1.0)
Non-deductible Expenses									6.0	4.0	2.2
Other									3.8	3.6	(0.7)
Income tax expense (benefit)									$ 12.0	$ (26.0)	$ 2.5